Expense Example - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund - Fidelity Mid Cap Value Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025